6. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION (Details Narrative) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
Accounts receivable, net of allowance	$ 955,364	$ 1,012,697	$ 823,724